Subsequent Events - Additional Information (Details) - Non-redeemable Class C Participating Shares - Subsequent Event $ / shares in Units, $ in Millions	1 Months Ended
Jan. 31, 2020 USD ($) $ / shares shares
Subsequent Event [Line Items]
Temporary equity, shares subscribed | shares	1,500
Preferred stock, per share purchase price | $ / shares	$ 10,000
Temporary equity, subscribed value | $	$ 15.0
Temporary equity, redemption terms	The investment cannot be redeemed for two years after subscription and the directors of the fund can extend the non-redemption period for another year following the two years.
Minimum
Subsequent Event [Line Items]
Temporary equity, redemption period	2 years